SHARE CAPITAL AND EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL AND EARNINGS PER SHARE	SHARE CAPITAL AND EARNINGS PER SHARE
Share capital
Authorized and issued shares
The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value, issuable in series.

The preferred shares may be issued with rights and conditions to be determined by the Board of Directors, prior to their issue. To date, the Company has not issued any preferred shares.

As at March 31, 2024, the number of common shares issued and fully paid was 318,312,233 (2023 – 317,906,290).

Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2024	2023
Weighted average number of common shares outstanding	318,191,697	317,660,608
Effect of dilutive stock options and equity-settled share-based payments	—	756,871
Weighted average number of common shares outstanding for diluted earnings per share calculation	318,191,697	318,417,479

As at March 31, 2024, stock options to acquire 6,459,922 common shares (2023 – 2,176,800) have been excluded from the above calculation since their inclusion would have had an anti-dilutive effect.